Hartford Alpha Capture International Growth ETF Expense Example - Hartford Alpha Capture International Growth ETF - Hartford Alpha Capture International Growth ETF	Sep. 23, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	$ 199